SHARE-BASED COMPENSATION - Outstanding Number of PSUs and RSUs (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement Activity [Roll Forward]
Number of other equity instruments outstanding at beginning of period (shares)	284,799	275,833
Granted ( in shares)	143,537	162,995
Forfeited (in shares)	(12,970)	(25,261)
Vested (in shares)	(124,043)	(128,768)
Number of other equity instruments outstanding at end of period (shares)	291,323	284,799
PSU Awards
Share-Based Payment Arrangement Activity [Roll Forward]
Number of other equity instruments outstanding at beginning of period (shares)	140,205	152,172
Granted ( in shares)	58,381	72,373
Forfeited (in shares)	(8,117)	(16,327)
Vested (in shares)	(36,090)	(68,013)
Number of other equity instruments outstanding at end of period (shares)	154,379	140,205
RSU Awards
Share-Based Payment Arrangement Activity [Roll Forward]
Number of other equity instruments outstanding at beginning of period (shares)	87,189	123,661
Granted ( in shares)	21,939	26,574
Forfeited (in shares)	(3,544)	(8,934)
Vested (in shares)	(32,339)	(54,112)
Number of other equity instruments outstanding at end of period (shares)	73,245	87,189
Other Awards
Share-Based Payment Arrangement Activity [Roll Forward]
Number of other equity instruments outstanding at beginning of period (shares)	57,405	0
Granted ( in shares)	63,217	64,048
Forfeited (in shares)	(1,309)	0
Vested (in shares)	(55,614)	(6,643)
Number of other equity instruments outstanding at end of period (shares)	63,699	57,405